DBX ETF Trust | 1
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
August 31, 2025 (Unaudited)
Principal
Amount $ Value $
U.S. TREASURY OBLIGATIONS
— 101.2%
U.S. Treasury Bills
4.334%, 9/2/25 (a)
346,100 346,100
4.280%, 10/2/25 (a)
891,400 888,271
4.287%, 10/7/25 (a)
457,100 455,236
4.261%, 10/9/25 (a)
748,500 745,277
4.254%, 10/14/25 (a)
456,100 453,886
4.257%, 10/16/25 (a)
493,400 490,897
4.253%, 10/21/25 (a)
457,100 454,521
4.253%, 10/23/25 (a)
493,500 490,623
4.268%, 10/28/25 (a)
207,000 205,669
4.241%, 10/30/25 (a)
624,300 620,131
4.258%, 11/4/25 (a)
212,800 211,285
4.232%, 11/6/25 (a)
472,900 469,417
4.284%, 11/12/25 (a)
213,800 212,104
4.236%, 11/13/25 (a)
472,900 469,052
4.285%, 11/18/25 (a)
212,800 210,972
4.231%, 11/20/25 (a)
472,900 468,700
4.284%, 11/25/25 (a)
212,800 210,812
4.187%, 11/28/25 (a)
631,400 625,231
4.114%, 12/2/25 (a)
200,000 197,971
4.211%, 12/4/25 (a)
222,900 220,587
4.123%, 12/9/25 (a)
200,000 197,813
4.203%, 12/11/25 (a)
222,900 220,429
4.123%, 12/16/25 (a)
200,000 197,656
4.215%, 12/18/25 (a)
222,900 220,246
4.121%, 12/23/25 (a)
200,000 197,504
4.156%, 12/26/25 (a)
381,400 376,523
4.184%, 1/2/26 (a)
233,000 229,870
4.184%, 1/8/26 (a)
239,400 236,078
4.189%, 1/15/26 (a)
239,400 235,898
4.105%, 1/22/26 (a)
398,200 392,081
4.182%, 1/29/26 (a)
239,400 235,539
3.991%, 2/5/26 (a)
225,000 221,229
3.991%, 2/12/26 (a)
225,000 221,067
4.028%, 2/19/26 (a)
380,700 373,773
3.976%, 2/26/26 (a)
225,000 220,744
4.048%, 3/19/26 (a)
152,300 149,136
3.979%, 4/16/26 (a)
152,000 148,434
4.039%, 5/14/26 (a)
155,800 151,711
3.974%, 6/11/26 (a)
155,800 151,257
4.041%, 7/9/26 (a)
159,600 154,499
3.866%, 8/6/26 (a)
160,000 154,466
(Cost $13,128,009)
13,132,695
U.S. Treasury Notes
4.238%, 10/15/25
117,500 117,498
4.227%, 10/31/25
179,100 177,949
4.280%, 10/31/25
162,900 163,077
4.310%, 10/31/25
63,200 63,064
4.246%, 11/15/25
191,800 191,033
Principal
Amount $ Value $
4.260%, 11/15/25
139,400 139,469
4.212%, 11/30/25
166,300 164,771
4.243%, 11/30/25
70,000 69,784
4.249%, 11/30/25
166,400 166,658
4.095%, 12/15/25
126,300 126,265
4.150%, 12/31/25
186,600 186,670
4.161%, 12/31/25
76,100 75,728
4.169%, 12/31/25
179,200 177,034
4.094%, 1/15/26
140,100 139,980
4.161%, 1/31/26
193,400 193,498
4.168%, 1/31/26
184,400 181,603
4.171%, 1/31/26
86,500 85,973
4.072%, 2/15/26
20,800 20,980
4.121%, 2/15/26
147,400 145,811
4.135%, 2/15/26
124,700 124,649
4.127%, 2/28/26
175,800 172,787
4.130%, 2/28/26
90,300 89,621
4.131%, 2/28/26
198,400 198,941
4.065%, 3/15/26
118,300 118,726
4.059%, 3/31/26
201,500 202,062
4.077%, 3/31/26
88,700 87,815
4.078%, 3/31/26
163,000 160,032
4.008%, 4/15/26
128,900 128,720
3.993%, 4/30/26
225,500 226,772
4.011%, 4/30/26
184,200 180,343
4.012%, 4/30/26
67,200 66,498
4.071%, 5/15/26
123,600 123,342
5.687%, 5/15/26
154,100 151,660
4.089%, 5/31/26
78,400 77,343
4.090%, 5/31/26
220,600 222,050
4.091%, 5/31/26
166,000 162,119
3.988%, 6/15/26
131,300 131,496
3.986%, 6/30/26
169,000 164,861
3.991%, 6/30/26
72,000 70,805
3.997%, 6/30/26
225,200 226,467
4.069%, 7/15/26
127,600 128,234
4.059%, 7/31/26
73,400 72,089
4.064%, 7/31/26
170,200 165,270
4.065%, 7/31/26
209,600 210,478
3.864%, 8/15/26
130,000 130,602
3.873%, 8/15/26
170,000 166,263
3.855%, 8/31/26
220,000 219,757
3.856%, 8/31/26
70,000 68,316
3.862%, 8/31/26
180,000 174,583
(Cost $7,006,577)
7,009,546
TOTAL U.S. TREASURY
OBLIGATIONS
(Cost $20,134,586)
20,142,241

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US 0-1 Year Treasury ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
TRSY-PH1
Number
of Shares Value $
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.25% (b)
(Cost $26,482)
26,482 26,482
TOTAL INVESTMENTS
— 101.3%
(Cost $20,161,068)
20,168,723
Other assets and liabilities,
net — (1.3%)
(255,416)
NET ASSETS — 100.0%
19,913,307
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.25% (b)
9,530 384,625 (367,673) — — 382 — 26,482 26,482
(a)
Annualized yield at time of purchase; not a coupon rate.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Assets Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations (a)
$ — $ 20,142,241 $ — $ 20,142,241
Short-Term Investments (a)
26,482 — — 26,482
TOTAL
$ 26,482 $ 20,142,241 $ — $ 20,168,723
(a)
See Schedule of Investments for additional detailed categorizations.